Shareholder Report, Line Graph (Details) WE0000000002541A_Dimensional Emerging Markets ex China Core Equity ETF_Single_TSR Annual {Single} - USD ($)														12 Months Ended
	Oct. 31, 2025	Sep. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Nov. 13, 2024	Oct. 31, 2025
Dimensional Emerging Markets ex China Core Equity ETF
Account Value [Line Items]
Line Graph and Table Measure Name														Dimensional Emerging Markets ex China Core Equity ETF – NAV
Accumulated Value	$ 12,265	$ 11,587	$ 11,135	$ 11,102	$ 11,101	$ 10,480	$ 9,884	$ 9,600	$ 9,565	$ 9,917	$ 9,877	$ 10,059	$ 10,000
MSCI Emerging Markets ex China Index (net div.)
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI Emerging Markets ex China Index (net div.)
Accumulated Value	$ 12,938	$ 12,002	$ 11,321	$ 11,346	$ 11,254	$ 10,523	$ 10,031	$ 9,658	$ 9,654	$ 10,035	$ 9,827	$ 9,944	$ 10,000